Related Party Transactions - Summary of Transactions Between Associates and Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income statement items
Sales	£ 10	£ 10	£ 31
Purchases	29	32	36
Balance sheet items
Group payables	3	4	5
Group receivables	2	1	2
Loans payable	6	6	6
Loans receivable	59	31	£ 21
Cash flow items
Loans and equity contributions, net	£ 37	£ 14